Revenue Recognition (Tables) - SHAPEWAYS, INC	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of amount disaggregated by revenue

	Six Months Ended June 30,
	2021	2020
Major products/service lines:
Direct sales	$13,083	$10,833
Marketplace sales	4,399	3,969
Software	156	119
Total revenue	$17,638	$14,921
Timing of revenue recognition:
Products transferred at a point in time	$4,399	$3,969
Products and services transferred over time	13,239	10,952
Total revenue	$17,638	$14,921

	Year Ended December 31,
	2020	2019
Major products and service lines:
Direct sales	$23,656	$27,119
Marketplace sales	7,955	6,392
Other	164	—
Total revenue	$31,775	$33,511
Timing of revenue recognition:
Products transferred at a point in time	$7,955	$6,392
Products and services transferred over time	23,820	27,119
Total revenue	$31,775	$33,511

Summary of deferred revenue activity

Deferred Revenue
Balance at January 1, 2021	$753
Deferred revenue recognized during period	(17,636)
Additions to deferred revenue during period	17,509
Balance at June 30, 2021	$626

	December 31,
	2020	2019
Deferred revenue at beginning of period	$425	$777
Deferred revenue recognized during period	(31,823)	(33,658)
Additions to deferred revenue during period	32,151	33,306
Deferred revenue at end of period	$753	$425